Financial instruments and risk management (Details Narrative) $ in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2026 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Sep. 30, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
IfrsStatementLineItems [Line Items]
Long-term debt	$ 769,529			$ 134,846
Borrowings, interest rate basis	A portion of the floating-rate debt totaling $1,436 is subject to a fixed spread over the 6- and 12-month EURIBOR. A change of 100 basis points (1.0%) in the EURIBOR would result in a $14 change in annual interest costs. The remaining floating rate debt of $104,003 is based on a fixed spread over the three-month SOFR. A change of 100 basis points (1.0%) in the three-month SOFR would result in a $1,040 change in annual interest costs
Portion of floating rate debt	$ 859,366			174,629		$ 168,328
Maximum exposure to credit risk	1,162,592
Cash	1,148,607			268,409	$ 112,419	$ 7,830
Cash and cash equivalents include restricted cash	4,165			2,461
Working capital position	1,044,148	$ 213,175
Current portion of long-term debt	41,346			$ 27,267
Canadian dollar [member]
IfrsStatementLineItems [Line Items]
Currencies changes in net income	742
Euro [member]
IfrsStatementLineItems [Line Items]
Currencies changes in net income	655
Korean won [member]
IfrsStatementLineItems [Line Items]
Long-term debt			$ 134,945
Currencies changes in net income	6,716
Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Long-term debt	105,439
Portion of floating rate debt	1,436
Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Long-term debt	$ 753,927